As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21487

RMK Strategic Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES—INVESTMENT GRADE—27.7% OF NET ASSETS
	Certificate-Backed Obligations ("CBO")—1.5%
5,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 (a)	4,958,700
	Collateralized Debt Obligations ("CDO")—21.0%
270,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41	261,900
680,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41	659,600
1,995,840	Broderick CDO Ltd. 2007-3A D, 9.160% 12/6/50 (a)	1,955,924
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51	1,880,000
3,808,079	E-Trade CDO I 2004-1A, 2.000% 1/10/40	3,265,427
4,000,000	Fiorente Funding Ltd. 2006-1A M1, 12.000% 11/4/56 (a)	3,520,000
1,500,000	Fort Dequesne CDO Ltd. 2006-1A D, 8.820% 10/26/46 (a)	1,188,750
4,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46	3,700,000
3,610,159	High Income Trust Securities Inc. 2003-1A B, 5.856% 11/6/37 (a)	2,557,148
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.660% 11/25/51 (a)	1,600,000
3,000,000	IMAC CDO Ltd. 2007-2A E, 9.856% 10/20/50 (a)	2,867,220
3,000,000	Kodiak CDO 2006-1A G, 8.856% 8/7/37 (a)	2,730,000
1,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)	983,380
5,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)	4,675,000
2,978,103	Lexington Capital Funding Ltd. 2007-3A F, 8.850% 4/10/47 (a)	2,888,760
4,000,000	Libertas Preferred Funding Ltd. 2007-3A 7, 13.099% 4/9/47 (a)	3,380,000
2,500,000	Lincoln Avenue Asset-Backed Securities CDO Ltd., 8.710% 7/5/46 (a)	2,487,500
2,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	1,925,000
2,973,459	Millstone III-A CDO Ltd., 4.300% 7/5/46	2,854,521
1,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	937,500
1,974,867	Norma CDO Ltd. 2007-1A E, 9.760% 3/11/49 (a)	1,579,894
1,989,256	Orchid Structured Finance CDO Ltd. 2006-3A E, 9.100% 1/6/46 (a)	1,651,082
3,000,000	Palmer Square 2A CN, 5.860% 11/2/45 (a)	2,940,000
1,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	900,000
3,000,000	Rutland Rated Investments MB06-4A E, 8.820% 5/28/46 (a)	2,250,000
2,934,643	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	2,759,533
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)	972,500
4,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	3,857,600
2,874,611	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	2,828,617
1,988,831	Tahoma CDO Ltd. 2006-1A D, 9.010% 6/18/47 (a)	1,829,724
1,500,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,200,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	1,976,600

		71,063,180

	Equipment Leases—1.5%
5,150,072	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	5,227,323

	Home Equity Loans (Non-High Loan-To-Value)—3.5%
946,728	Aegis Asset-Backed Securities Trust 2004-2 B3, 9.070% 6/25/34	686,378
1,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE1 M10, 7.981% 3/25/35	785,000
1,793,798	Equifirst Mortgage Loan Trust 2003-1 M3, 9.070% 12/25/32	1,676,913
1,000,000	Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35	967,248
190,903	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	106,715
436,775	Home Equity Asset Trust 2003-4 B2, 9.320% 10/25/33	109,194
3,915,000	Lake Country Mortgage Loan Trust 2006-HE1 M8, 8.070% 7/25/34 (a)	3,261,704
2,000,000	Meritage Mortgage Loan Trust 2005-3 B2, 8.320% 1/25/36 (a)	1,300,000
1,500,000	Park Place Securities Inc. 2004-WCW2 M9, 8.820% 10/25/34	1,516,875
1,500,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)	1,389,300

		11,799,327

	Manufactured Housing—0.2%
756,067	Mid-State Trust 2005-1 B, 7.758% 1/15/40	744,629

Total Asset-Backed Securities—Investment Grade (cost $98,161,205)		$93,793,159

ASSET-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—28.8% OF NET ASSETS
	Certificate-Backed Obligations ("CBO")—0.2%
2,329,301	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.148% 12/13/36 (a)	885,134
	Collateralized Debt Obligations ("CDO")—16.8%
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	690,000
3,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	1,170,000

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.360% 10/31/13 (a)	1,900,000
2,000,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37	1,890,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.350% 10/9/41 (a)	1,950,000
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	2,917,500
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	660,000
4,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	3,560,000
3,500,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)	1,916,250
3,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	2,520,000
3,000,000	Equinox Funding 1A D, 12.259% 11/15/12 (a)	1,680,000
3,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	2,997,600
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	762,500
2,847,768	Hewett's Island CDO Ltd. 2004-1A, 12.390% 12/15/16	2,748,096
1,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	730,000
2,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	2,000,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	6,110,000
997,622	Knollwood CDO Ltd. 2006-2A E, 11.355% 7/13/46 (a)	808,074
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	2,640,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,280,000
1,000,000	MAC Capital Ltd. 2007-1A B2L, 9.620% 7/26/23	1,000,000
1,931,859	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)	1,159,115
3,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	2,895,000
1,846,444	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	1,844,837
1,500,000	Rockwall CDO 2007-1A B2L, 9.617% 8/1/24	1,500,000
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,941,600
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41	1,941,600
2,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	1,894,000

		57,106,172

	Collateralized Loan Obligations ("CLO")—4.2%
1,000,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	967,790
1,000,000	Flagship CLO 2005-4I, 15.000% 6/1/17	903,050
1,000,000	Four Corners CLO 2006-2I S1, Zero Coupon Bond 1/26/20	908,750
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a	1,950,000
2,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21	1,860,000
1,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	962,110
2,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	1,945,000
2,000,000	Telos CLO Ltd. 2007-2A, 10.000% 4/15/22	1,900,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22	975,000
2,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	1,840,000

		14,211,700

	Equipment Leases—4.0%
8,438,000	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23	632,850
7,123,631	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	1,567,199
9,511,932	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)	713,395
3,000,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	2,212,500
4,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	2,767,500
686,702	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	412,021
963,689	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	597,487
3,588,024	DVI Receivables Corp. 2002-1 A3A, 5.710% 6/11/10	1,686,371
1,931,655	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)	1,419,766
790,118	Lease Investment Flight Trust 1 B1, 6.440% 7/15/31	39,506
2,370,355	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	118,518
3,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	1,286,250

		13,453,363

	Franchise Loans—0.1%
1,000,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	498,710
	Home Equity Loans (Non-High Loan-To-Value)—3.4%
599,276	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	119,855
2,787,703	ACE Securities Corp. 2004-HE1 B, 8.820% 3/25/34	56,783
172,430	ACE Securities Corp. 2004-HS1 M6, 8.820% 2/25/34	53,763
1,500,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	975,000
2,000,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	960,000
921,999	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 9.320% 11/25/29	591,815
2,325,700	Asset-Backed Securities Corp. Home Equity 2002-HE3 M4, 9.820% 10/15/32	784,972
2,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE4 M12, 7.820% 5/25/35 (a)	1,400,000
2,000,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	1,300,000
1,000,000	Equifirst Mortgage Loan Trust 2005-1 B3, 7.815% 4/25/35 (a)	770,000
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	1,650,000
2,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	1,260,000
3,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	390,000
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	174,022
935,176	Terwin Mortgage Trust 2005-7SL, 3.779% 7/25/35 (a)	70,138

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
2,127,741	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)	531,935
2,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	400,000

		11,488,283

	Manufactured Housing Loans—0.1%
616,365	Greenpoint Manufactured Housing 2000-1 M2, 8.780% 3/20/30	8,439
3,885,972	UCFC Manufactured Housing Contract 1997-2 B1, Zero Coupon Bond 2/15/18	72,862

		81,301

Total Asset-Backed Securities—Below Investment Grade or Unrated (cost $128,000,510)		$97,724,663

CORPORATE BONDS—INVESTMENT GRADE—5.4% OF NET ASSETS
	Finance—0.3%
1,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	995,000
	Special Purpose Entities—5.1%
2,000,000	Canal Pointe II LLC, 8.838% 6/25/14 (a)	1,990,000
3,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)	3,011,700
2,000,000	FIPT 07-C JPM Class B, 8.125% 5/15/77 (a)	2,040,760
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.775% 7/30/31 (a)	1,780,000
1,500,000	Parcs-R 2007-8, 5.321% 1/25/46 (a)	1,500,000
3,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	3,000,000
4,000,000	Steers Delaware Business Trust 2007-A, 7.610% 6/20/18 (a)	4,000,000

		17,322,460

Total Corporate Bonds—Investment Grade (cost $18,330,468)		$18,317,460

CORPORATE BONDS—BELOW INVESTMENT GRADE OR UNRATED—35.6% OF NET ASSETS
	Agriculture—0.5%
1,775,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,766,125
	Apparel—1.3%
4,348,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	4,391,480
	Automotive—3.8%
2,770,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,583,025
2,250,000	Ford Motor Company, 7.450% 7/16/31	1,797,187
225,000	Ford Motor Company, 9.980% 2/15/47	206,437
1,375,000	Dana Corp., 3/15/10 in default (c)	1,381,875
2,000,000	Dana Corp., 1/15/15 in default (c)	1,920,000
2,325,000	Dura Operating Corp., 4/15/12 in default (c)	1,511,250
3,575,000	Metaldyne Corp., 11.000% 6/15/12	3,646,500

		13,046,274

	Basic Materials—3.2%
3,725,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,780,875
2,850,000	Key Plastics LLC, 11.750% 3/15/13 (a)	2,828,625
1,125,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	968,906
3,175,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,206,750

		10,785,156

	Building & Construction—0.5%
1,050,000	Ply Gem Industries Inc., 9.000% 2/15/12	943,687
1,100,000	Technical Olympic USA, Inc., 10.375% 7/1/12	865,425

		1,809,112

	Communications—1.3%
4,324,000	CCH I Holdings LLC, 11.750% 5/15/14	4,248,330
	Consulting Services—1.1%
3,600,000	MSX International Inc., 12.500% 4/1/12 (a)	3,654,000
	Consumer Goods—0.3%
1,225,000	Spectrum Brands Inc., Zero Coupon Bond 10/2/13	1,139,250
	Entertainment—1.1%
2,500,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	2,137,500
1,650,000	Six Flags Inc., 9.625% 6/1/14	1,530,375

		3,667,875

	Finance—1.0%
2,450,000	Advanta Capital Trust I, 8.990% 12/17/26	2,425,500
1,000,000	Asure Float, 11.110% 12/31/35	978,750

		3,404,250

	Food—0.5%
1,725,000	Merisant Co., 9.500% 7/15/13	1,518,000
	Garden Products—0.3%
1,150,000	Ames True Temper, 10.000% 7/15/12	1,086,750
	Health Care—0.4%
4,725,000	Insight Health Services Corp., 11/1/11 in default (c)	1,417,500
	Human Resources—0.3%
845,000	Comforce Operating Inc., 12.000% 12/1/10	868,238

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Industrials—2.0%
2,975,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,975,000
1,669,000	Home Products Inc., Zero Coupon Bond 3/20/17	341,561
1,500,000	Masonite Corporation, 11.000% 4/6/15	1,387,500
1,050,000	Port Townsend Paper Corp., 4/15/11 in default (a) (c)	462,000
1,590,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,590,000

		6,756,061

	Investment Companies—0.3%
1,000,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	1,002,500
	Manufacturing—3.1%
4,100,000	BGF Industries Inc., 10.250% 1/15/09	3,936,000
3,400,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	3,145,000
3,400,000	MAAX Corp., 9.750% 6/15/12	2,227,000
1,325,000	Propex Fabrics Inc., 10.000% 12/1/12	1,185,875

		10,493,875

	Metals & Mining—0.1%
450,000	Altos Hornos de Mexico SA de CV, 4/30/07 in default (c) *	340,875
	Oil & Natural Gas—0.4%
1,500,000	Seametric International, 11.625% 5/25/12 (a)	1,473,750
	Real Estate—1.0%
3,550,000	Realogy Corp., 12.375% 4/15/15 (a)	3,239,375
	Retail—1.9%
1,264,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,301,920
2,790,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,427,300
3,100,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,557,500

		6,286,720

	Special Purpose Entities—7.1%
2,813,166	Antares Funding LP, 13.413% 12/14/11 (a)	3,038,219
500,000	Eirles Two Ltd. 262, 10.855% 8/3/21	497,500
3,500,000	Eirles Two Ltd. 263, 13.355% 8/3/21	3,473,750
695,000	Interactive Health LLC, 7.250% 4/1/11 (a)	595,962
75,261	PCA Finance Corp., 14.000% 6/1/09 (a)	76,390
3,900,000	PNA Intermediate Holding Corp., 12.360% 2/15/13 (a)	3,939,000
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)	523,260
1,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	827,470
1,000,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)	830,000
1,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	880,000
1,000,000	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)	957,500
2,400,000	Preferred Term Securities XXII, Ltd.,15.000% 9/22/36 (a)	2,232,000
3,200,000	Preferred Term Securities XXIII, Ltd.,15.000% 12/22/36 (a)	3,032,000
1,000,000	Preferred Term Securities XXIV, Ltd.,10.000% 3/22/37 (a)	989,870
1,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	976,960
1,000,000	Pyxis Master Trust, 10.320% 10/1/2037 (a)	1,000,000

		23,869,881

	Telecommunications—1.9%
3,975,000	Primus Telecommunications GP, 8.000% 1/15/14	2,881,875
2,200,000	Securus Technologies Inc., 11.000% 9/1/11	2,202,750
1,500,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,464,750

		6,549,375

	Tobacco—0.7%
350,000	North Atlantic Trading Co., 9.250% 3/1/12	294,000
2,195,000	North Atlantic Trading Co., 10.000% 3/1/12 (a)	2,195,000

		2,489,000

	Transportation—1.5%
2,025,000	Atlantic Express Transportation, 12.609% 4/15/12 (a)	2,055,375
3,475,000	Sea Containers Ltd., 10/15/06 in default (c) *	3,231,750

		5,287,125

Total Corporate Bonds—Below Investment Grade or Unrated (cost $122,418,268)		$120,590,877

MORTGAGE-BACKED SECURITIES—INVESTMENT GRADE—6.9% OF NET ASSETS
	Collateralized Mortgage Obligations—6.9%
	Countrywide Alternative Loan Trust 2006-0A17 2X, 0.650% 12/20/46 interest-only strips	2,981,951
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips	978,000
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 2.237% 9/27/35 (a)	2,940,000
5,000,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36	1,062,650
	Harborview Mortgage Loan Trust 2004-1 X, 1.415% 4/19/34 interest-only strips	184,241
	Harborview Mortgage Loan Trust 2004-8 X, 1.617% 11/19/34 interest-only strips	725,667
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.828% 6/25/35 interest-only strips	2,773,675
	Mellon Residential Funding Corp. 2004-TBC1 X, 0.301% 2/26/34 interest-only strips (a)	195,764

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
5,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.820% 7/25/35	4,000,000
3,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35	2,250,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 1.764% 12/25/45 interest-only strips	1,406,089
116,580	Structured Asset Investment Loan Trust 2004-5A B, 6.750% 6/27/34 (a)	106,088
886,049	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	749,582
	Washington Mutual Inc. 2006-AR4 PPP, 0.055% 5/25/46 interest-only strips	460,657
	Washington Mutual Inc. 2006-AR4 1X1A, 0.435% 5/25/46 interest-only strips	1,770,146
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	499,889
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	368,910

Total Mortgage-Backed Securities—Investment Grade (cost $34,647,252)		$23,453,309

MORTGAGE-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—12.2% OF NET ASSETS
	Collateralized Mortgage Obligations—12.2%
2,000,000	Countrywide Alternative Loan Trust 2006-0A11 N3, 12.500% 9/25/46 (a)	2,047,380
2,527,986	Countrywide Alternative Loan Trust 2006-6CB B4, 5.575% 5/25/36	1,061,805
997,846	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	229,385
2,000,000	Countrywide Asset-Backed Certificates 2007-SD1 M5, 5.000% 3/25/47 (a)	1,480,000
1,315,028	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.820% 6/25/34 (a)	683,814
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH3 B1, 8.820% 10/25/34 (a)	1,900,000
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)	631,570
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	1,120,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	1,935,000
6,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	3,450,000
2,960,544	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	1,820,735
4,983,832	Harborview Mortgage Loan Trust 2006-5 B1, 7.070% 7/19/47	2,973,155
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	841,880
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	930,500
	Harborview Mortgage 2006-14 ES, 0.348% interest-only strips	1,929,158
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	943,500
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	2,800,000
3,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.368% 8/25/35 (a)	1,978,620
1,035,429	Meritage Mortgage Loan Trust 2004-2 B1, 8.570% 1/25/35 (a)	465,943
1,021,575	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
2,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)	1,440,000
3,000,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)	2,265,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)	715,000
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	985,000
2,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	1,300,000
1,423,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	253,858
1,967,776	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	1,517,726
1,053,973	Structured Asset Securities Corp. 2004-S3 M9, 6.000% 11/25/34 (a)	825,135
987,376	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	92,488
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	1,160,000

Total Mortgage-Backed Securities—Below Investment Grade or Unrated (cost $48,852,708)		$41,546,555

MUNICIPAL SECURITIES—0.1% OF NET ASSETS
13,185	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	12,342
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	21,597
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	28,337

Total Municipal Securities (cost $65,904)		$62,276

COMMON STOCKS—15.7% OF NET ASSETS
	Basic Materials—1.1%
5,700	Cytec Industries Inc.	363,489
93,100	Horsehead Holdings (c)	1,559,425
3,300	Mittal Steel Company N.V. (d)	205,920
13,900	RTI International Metals, Inc. (c)	1,047,643
1,800	Tenaris S.A.	88,128
14,300	Zoltek Companies, Inc. (c) (d)	593,879

		3,858,484

	Commercial Services—0.2%
65,600	NNN Realty Advisors	724,880
	Communications—0.3%
16,000	Citizens Communications Company	244,320
7,400	FairPoint Communications, Inc.	131,350
51,300	Windstream Corporation	757,188

		1,132,858

	Consumer Products—1.7%
22,500	B&G Foods, Inc.	297,000
14,400	Best Buy Co., Inc.	672,048

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
21,000	Brookdale Senior Living, Inc.	956,970
45,225	Delphi Corporation (c)	107,242
39,800	Eddie Bauer Holdings, Inc. (c)	511,430
16,500	Famous Dave's of America, Inc. (c)	367,125
108,700	Hawaiian Holdings, Inc. (c)	396,755
13,663	Home Products (c)	54,652
49,600	LJ International Inc. (c)	538,661
10,600	Macquarie Infrastructure Company Trust	439,688
5,400	Regal Entertainment Group	118,422
200	Sanderson Farms, Inc. (d)	9,004
25,512	Star Gas Partners, L.P. (c)	113,783
53,600	The Wet Seal, Inc. (c)	322,136
23,200	Titan International, Inc.	733,352

		5,638,268

	Energy—1.5%
17,400	Alpha Natural Resources, Inc. (c)	361,746
10,200	Comstock Resources, Inc. (c)	305,694
10,500	Enterprise Products Partners L.P.	334,005
136,500	Evergreen Energy Inc. (c)	823,095
11,500	Fording Canadian Coal Trust	377,430
8,400	Helix Energy Solutions Group, Inc. (c)	335,244
3,950	Kinder Morgan Energy Partners, L.P.	218,000
9,000	Legacy Reserves LP	242,550
2,300	Magellan Midstream Partners, L.P.	107,134
3,300	NuStar Energy L.P.	226,050
600	Oceaneering International, Inc. (c)	31,584
16,400	PetroQuest Energy, Inc. (c)	238,456
106,800	Pinnacle Gas Resources, Inc. (c)	831,972
11,900	Williams Partners L.P.	574,532

		5,007,492

	Financial—6.9%
11,562	American Capital Strategies, Ltd.	491,616
35,300	American Financial Realty Trust	364,296
36,900	BRT Realty Trust	959,769
22,600	Capital Lease Funding, Inc.	242,950
67,100	CastlePoint Holdings, Ltd.	985,699
105,700	Compass Diversified Trust	1,884,631
34,600	Cypress Sharpridge	363,300
64,200	FBR Capital Markets Corporation (c)	1,084,980
32,700	Fortress Investment Group LLC	778,914
262,000	FSI Realty REG D (a)(c)	2,620,000
26,200	FSI Realty Trust (c)	262,000
53,000	Hercules Technology Growth Capital, Inc.	716,030
30,400	JER Investors Trust Inc.	456,000
28,200	KKR Financial Corp.	702,462
159,600	Luminent Mortgage Capital, Inc.	1,610,364
37,600	Maiden Holdings (c)	376,000
24,900	Medical Properties Trust, Inc.	329,427
262,200	Meruelo Maddux Properties, Inc. (c)	2,139,552
42,647	Mid Country (a)(c)	724,999
135,100	Muni Funding Co (c)	1,351,000
21,200	NGP Capital Resources Company	354,464
45,300	PennantPark Investment Corp.	636,012
45,800	RAIT Financial Trust	1,191,716
64,000	Resource Capital Corp.	894,720
75,300	Star Asia Fin Ltd. (c)	828,300
58,147	Technology Investment Capital Corp.	918,141

		23,267,342

	Industrial—1.3%
83,100	Aries Maritime Transport Limited	808,563
91,386	Intermet Corporation (c)	731,088
5,900	McDermott International, Inc. (c)	490,408
45,200	Orion Marine Group (c)	610,200
30,569	Owens Corning (c)	1,028,035
38,000	Quintana Maritime Limited	601,160
7,410	Ship Finance International Limited	219,929

		4,489,383

	Insurance—0.1%
333	Providence Washington Insurance Companies (c)	67
	Technology—2.6%
240,200	Banctec Inc. (a)(c)	1,921,600

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
22,800	Cascade Microtech, Inc. (c)	273,372
138,200	Cirrus Logic, Inc. (c)	1,147,060
30,900	Infocrossing, Inc. (c)	570,723
152,700	InPhonic, Inc. (c)	714,621
29,100	Micron Technology, Inc. (c)	364,623
153,400	Ness Technologies, Inc. (c)	1,995,734
55,900	Optimal Group Inc. (c)	422,045
17,400	Parametric Technology Corporation (c)	376,014
59,100	Spansion Inc. (c)	656,010
48,393	Taiwan Semiconductor Manufacturing Company Ltd.	538,614

		8,980,416

Total Common Stocks (cost $53,604,180)		$53,099,190

PREFERRED STOCKS—5.3% OF NET ASSETS
3,000	Baker Street Funding (a)	2,760,000
1,000	Baker Street Funding 2006-1 (a)	935,000
2,000	Centurion VII (a)(c)	1,515,000
1,000	Credit Genesis CLO 2005 (a)	985,000
1,000	Global Leveraged (a)(c)	920,000
9	Harborview 2006-8 (c)	1
1,000	Hewett's Island II (a)	925,000
67,000	Indymac Indx CI-1 Corp. (a)(c)	1,820,859
1,000	Marquette Park CLO (a)	940,000
2,725	Motient Corporation	2,398,000
2,000	Mountain View Funding (a)	1,840,000
1,500	Rockwall CDO (a)(c)	1,477,500
2,000	WEBS CDO 2006-1 PS (a)	1,550,000

Total Preferred Stocks (cost $18,372,359)		$18,066,360

EURODOLLAR TIME DEPOSITS—2.2% OF NET ASSETS

	State Street Bank & Trust Company Eurodollar time deposits dated June 29, 2007, 4.050% maturing at $7,602,565 on July 2, 2007.	$7,600,000

Total Investments—139.9% of Net Assets (cost $530,052,854)		$474,253,849

Other Assets and Liabilities, net—(39.9%) of Net Assets		(135,222,975)

Net Assets		$339,030,874

	Call Options Written June 30, 2007

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
33	Mittal Steel Company N.V./July 2007/65	2,970
2	Sanderson Farms, Inc./July 2007/45	260
15	Zoltek Companies, Inc./July 2007/45	975

Total Call Options Written (Premiums Received $10,264)		$4,205

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.
(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.
(c)	Non-income producing securities.
(d)	A portion or all of the security is pledged as collateral for call options written.
*	These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of each Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Certain debt securities held by the Funds are valued on the basis of prices provided by primary market dealers. The prices provided by primary market dealers may differ from the value that would be realized if the securities were sold.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	RMK Strategic Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	August 29, 2007